COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
The schedule of the future minimum lease payments under non-cancelable operating lease agreements

2016	$1,483,747
2017	1,432,141
2018	1,436,065
2019	1,432,141
2020	1,432,141
2021 and after	13,689,704
Total	$20,905,939